Earnings per share (Tables)	6 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
Schedule of earning per share

	Half-year to 30 Jun 2023 £m	Half-year to 30 Jun 2022 £m	Half-year to 31 Dec 2022 £m

Profit attributable to ordinary shareholders – basic and diluted[1]	2,572	2,190	1,199

	Half-year to 30 Jun 2023 million	Half-year to 30 Jun 2022 million	Half-year to 31 Dec 2022 million

Weighted-average number of ordinary shares in issue – basic	66,226	70,192	67,524
Adjustment for share options and awards	882	881	790
Weighted-average number of ordinary shares in issue – diluted	67,108	71,073	68,314

Basic earnings per share[1]	3.9p	3.1p	1.8p
Diluted earnings per share[1]	3.8p	3.1p	1.8p
[1]    Restated for the adoption of IFRS 17; see notes 1, 24 and 25.